MELLON INSTITUTIONAL FUNDS INVESTMENT TRUST
                                One Boston Place
                           Boston, Massachusetts 02108


                                                February 5, 2007


VIA ELECTRONIC TRANSMISSION

Securities and Exchange Commission
File Desk
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549

Re: Mellon Institutional Funds Investment Trust (the "Trust") (File Nos. 33-8214 and 811-4813)
         --------------------------------

Ladies and Gentlemen:

         Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "1933 Act"), I certify that the forms of prospectuses for The Boston Company Large Cap Core Fund, The Boston Company Small Cap Value Fund, The Boston Company Small Cap Growth Fund, The Boston Company Small/Mid Cap Growth Fund, The Boston Company Small Cap Tax-Sensitive Equity Fund, The Boston Company Emerging Markets Core Equity Fund, The Boston Company International Core Equity Fund, The Boston Company International Small Cap Fund and The Boston Company World ex-U.S. Value Fund (collectively, "The Boston Company Funds"); Mellon Equity Large Cap Growth Fund and Mellon Equity Micro Cap Fund (collectively, the "Mellon Equity Funds"); Mellon Institutional Market Neutral Fund (the "Market Neutral Fund"); Newton International Equity Fund (the "International Fund"); Standish Mellon Intermediate Tax Exempt Bond Fund (the "Standish Mellon Fund" and, together with The Boston Company Funds, Mellon Equity Funds, Market Neutral Fund and International Equity Fund, the "Funds"), and the statements of additional information for the Funds (each prospectus and statement of additional information dated February 1, 2007), that would have been filed under paragraph
(c) of Rule 497 do not differ from those contained in Post-Effective Amendment No. 124 (amendment No. 128 under the Investment Company Act of 1940) to the Trust's registration statement on Form N-1A (Accession No. 0001145443-07-000237). Post-Effective Amendment No. 124 was filed electronically with the Securities and Exchange Commission on January 26, 2007 and effective on February 1, 2007 pursuant to Rule 485(b) under the 1933 Act.

         If you have any questions or comments concerning this filing, please contact Christopher P. Harvey, Esq., counsel to the Trust, at (617) 526-6532 (collect).

                                     Very truly yours,
                                     Mellon Institutional Funds Investment Trust

                                     /s/ DENISE B. KNEELAND
                                     ----------------------
                                     Denise B. Kneeland
                                     Assistant Vice President